Contract revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue	The following tables present fee and other revenue related to contracts with customers, disaggregated by type of fee revenue, for each business segment. Business segment data has been determined on an internal management basis of accounting, rather than GAAP which is used for consolidated financial reporting.

Disaggregation of contract revenue by business segment
	Year ended Dec. 31,
	2021					2020 (a)
(in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Total	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Total
Fee and other revenue – contract revenue:
Investment services fees	$4,919	$3,284	$100	$(70)	$8,233	$4,681	$3,262	$96	$(53)	$7,986
Investment management and performance fees	—	18	3,553	(19)	3,552	—	17	3,373	(17)	3,373
Financing-related fees	19	48	—	1	68	18	59	2	1	80
Distribution and servicing fees	5	(5)	113	(1)	112	4	(26)	137	—	115
Investment and other revenue	132	4	(35)	—	101	160	79	(148)	1	92
Total fee and other revenue – contract revenue	5,075	3,349	3,731	(89)	12,066	4,863	3,391	3,460	(68)	11,646
Fee and other revenue – not in scope of ASC 606 (b)(c)	743	234	118	140	1,235	815	187	35	139	1,176
Total fee and other revenue	$5,818	$3,583	$3,849	$51	$13,301	$5,678	$3,578	$3,495	$71	$12,822
(a)    Restated to reflect the 2021 business segment reclassifications. There was no impact on total fee and other revenue, by type or in aggregate. See Note 24 for additional information related to the reclassifications.
(b)    Primarily includes investment services fees, foreign exchange revenue, financing-related fees, investment and other revenue and net securities gains (losses), all of which are accounted for using other accounting guidance.
(c)    The Investment and Wealth Management business segment is net of income attributable to noncontrolling interests related to consolidated investment management funds of $12 million in 2021 and $9 million in 2020.

Disaggregation of contract revenue by business segment	Year ended Dec. 31, 2019 (a)
(in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Total
Fee and other revenue – contract revenue:
Investment services fees	$4,626	$3,112	$86	$(34)	$7,790
Investment management and performance fees	1	16	3,389	(16)	3,390
Financing-related fees	14	45	—	1	60
Distribution and servicing fees	9	(58)	178	—	129
Investment and other revenue	150	132	(197)	—	85
Total fee other revenue – contract revenue	4,800	3,247	3,456	(49)	11,454
Fee and other revenue – not in scope of ASC 606 (b)(c)	661	218	29	886	1,794
Total fee and other revenue	$5,461	$3,465	$3,485	$837	$13,248
(a)    Restated to reflect the 2021 business segment reclassifications. There was no impact on total fee and other revenue, by type or in aggregate. See Note 24 for additional information related to the reclassifications.
(b)    Primarily includes investment services fees, foreign exchange revenue, financing-related fees, investment and other revenue and net securities gains (losses), all of which are accounted for using other accounting guidance.
(c)    The Investment and Wealth Management business segment is net of income attributable to noncontrolling interests related to consolidated investment management funds of $26 million in 2019.